Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Longboard Fund | Longboard Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	[1]	14.95%	5.59%	(13.20%)	13.88%	27.70%	13.82%	(7.43%)	19.29%	2.99%

[1]	The return shown in the bar chart is for Class I shares. The performance of Class A shares will differ due to differences in expenses.